Empresa Mixta Ecosocialista Siembra Minera, S.A.: (Details Narrative) $ in Millions	Dec. 31, 2020 USD ($)
Empresa Mixta Ecosocialista Siembra Minera S.a.
Siembra Minera beneficial ownership by Venezuela	5500.00%
Siembra Minera beneficial ownership by Company	4500.00%
[custom:CumulativeExpendituresAssociatedWithSiembraMinera-0]	$ 21.0